Share information and earnings per share - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares issued
Balance at the beginning of the year		3,859,055,395	3,855,634,749	3,853,096,603
Issuance of shares			3,420,646	2,538,146
Balance at the end of the year		3,859,055,395	3,859,055,395	3,855,634,749
Treasury shares
Balance at the beginning of the year		243,021,296	166,467,802	132,301,550
Acquisitions		128,372,257	146,876,692	103,979,927
Disposals		(63,916,551)	(70,323,198)	(69,813,675)
Balance at the end of the year		307,477,002	243,021,296	166,467,802
Shares outstanding		3,551,578,393	3,616,034,099	3,689,166,947
Basic and diluted earnings
Net profit / (loss) attributable to shareholders		$ 6,557	$ 4,304	$ 4,516
Less: (profit) / loss on own equity derivative contracts		(1)	0	(2)
Net profit / (loss) attributable to shareholders for diluted EPS		$ 6,556	$ 4,304	$ 4,514
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	[1]	3,583,176,189	3,663,278,238	3,730,297,877
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	[2]	123,852,137	103,881,600	111,271,269
Weighted average shares outstanding for diluted EPS		3,707,028,326	3,767,159,838	3,841,569,146
Earnings per share
Basic		$ 1.83	$ 1.17	$ 1.21
Diluted		$ 1.77	$ 1.14	$ 1.18
Potentially dilutive instruments
Employee share-based compensation awards	[3]	2,536,789		3,605,198
Other equity derivative contracts	[3]	11,414,728	21,632,879	11,912,450
Total	[3]	13,951,517	21,632,879	15,517,648
UBS AG
Shares issued
Balance at the beginning of the year		3,858,408,466
Balance at the end of the year		3,858,408,466	3,858,408,466
Basic and diluted earnings
Net profit / (loss) attributable to shareholders		$ 6,196	$ 3,965	$ 4,107

[1]
The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period

[2]	The weighted average number of shares for notional employee awards with performance conditions reflects all potentially dilutive shares that are expected to vest under the terms of the awards.
[3]	Reflects potential shares that could dilute basic earnings per share in the future, but were not dilutive for the periods presented.